Item 1. Schedule of Investments:
--------------------------------

Putnam High Yield Trust


QUARTERLY PORTFOLIO HOLDINGS

11-30-04




Putnam High Yield Trust
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The fund's portfolio
November 30, 2004 (Unaudited)

Corporate bonds and notes (86.1%) (a)
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Principal amount                                                                                      Value
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
Advertising and Marketing Services (0.1%)
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     $3,950,000  Lamar Media Corp. company guaranty 7
                 1/4s, 2013                                                                      $4,266,000

Automotive (1.8%)
-----------------------------------------------------------------------------------------------------------
      2,350,000  Affinia Group, Inc. 144A sr. sub. notes
                 9s, 2014                                                                         2,420,500
      2,615,000  ArvinMeritor, Inc. notes 8 3/4s, 2012                                            2,948,413
      1,475,000  Dana Corp. notes 10 1/8s, 2010                                                   1,666,750
      8,472,000  Dana Corp. notes 9s, 2011                                                       10,251,120
      1,199,000  Dana Corp. notes 7s, 2029                                                        1,199,000
      1,598,000  Delco Remy International, Inc. company
                 guaranty 11s, 2009                                                               1,685,890
      6,050,000  Delco Remy International, Inc. sr. sub.
                 notes 9 3/8s, 2012                                                               6,201,250
      1,789,000  Dura Operating Corp. company guaranty
                 Ser. B, 8 5/8s, 2012                                                             1,820,308
      3,785,000  Meritor Automotive, Inc. notes 6.8s,
                 2009                                                                             3,889,088
      4,105,000  Metaldyne Corp. 144A sr. notes 10s, 2013                                         3,981,850
     12,200,000  Tenneco Automotive, Inc. sec. notes Ser.
                 B, 10 1/4s, 2013                                                                14,365,500
      4,170,000  Tenneco Automotive, Inc. 144A sr. sub.
                 notes 8 5/8s, 2014                                                               4,336,800
                                                                                              -------------
                                                                                                 54,766,469
Basic Materials (10.1%)
-----------------------------------------------------------------------------------------------------------
          3,000  Abitibi-Consolidated Finance LP company
                 guaranty 7 7/8s, 2009                                                                3,135
      5,169,000  Acetex Corp. sr. notes 10 7/8s, 2009
                 (Canada)                                                                         5,660,055
        777,000  AK Steel Corp. company guaranty 7 7/8s,
                 2009                                                                               790,598
      5,699,000  AK Steel Corp. company guaranty 7 3/4s,
                 2012                                                                             5,812,980
      1,835,000  ALROSA Finance SA 144A company guaranty
                 8 7/8s, 2014 (Luxembourg)                                                        1,880,875
      4,210,000  Armco, Inc. sr. notes 8 7/8s, 2008                                               4,341,563
        415,000  Avecia Group PLC company guaranty 11s,
                 2009 (United Kingdom)                                                              390,100
      8,905,000  BCP Caylux Holdings Luxembourg SCA 144A
                 sr. sub. notes 9 5/8s, 2014 (Luxembourg)                                         9,995,863
      5,425,000  Boise Cascade, LLC 144A sr. sub. notes 7
                 1/8s, 2014                                                                       5,669,125
      2,725,000  Century Aluminum Co. 144A company
                 guaranty 7 1/2s, 2014                                                            2,861,250
      6,079,000  Compass Minerals Group, Inc. company
                 guaranty 10s, 2011                                                               6,808,480
      2,540,000  Compass Minerals International, Inc. sr.
                 disc. notes stepped-coupon zero % (12s,
                 6/1/08), 2013 (STP)                                                              2,057,400
      7,145,000  Compass Minerals International, Inc. sr.
                 notes stepped-coupon zero % (12 3/4s,
                 12/15/07), 2012 (STP)                                                            6,108,975
      5,185,000  Crystal US Holdings, LLC/US Sub 3 Corp.
                 144A sr. disc. notes stepped-coupon zero %
                 (10s, 10/1/09), 2014 (STP)                                                       3,551,725
      7,020,000  Equistar Chemicals LP notes 8 3/4s, 2009                                         7,792,200
     14,008,000  Equistar Chemicals LP/Equistar Funding
                 Corp. company guaranty 10 1/8s, 2008                                            16,074,180
      2,650,000  Georgia-Pacific Corp. bonds 7 3/4s, 2029                                         2,915,000
      2,985,000  Georgia-Pacific Corp. company guaranty 8
                 7/8s, 2010                                                                       3,484,988
      4,269,000  Georgia-Pacific Corp. debs. 7.7s, 2015                                           4,866,660
      3,860,000  Georgia-Pacific Corp. sr. notes 8s, 2024                                         4,477,600
          1,000  Georgia-Pacific Corp. sr. notes 7 3/8s,
                 2008                                                                                 1,088
      7,150,000  Gerdau Ameristeel Corp. sr. notes 10
                 3/8s, 2011 (Canada)                                                              8,383,375
     11,733,000  Hercules, Inc. company guaranty 11 1/8s,
                 2007                                                                            14,079,600
      6,055,000  Hercules, Inc. company guaranty 6 3/4s,
                 2029                                                                             6,251,788
      1,705,000  Huntsman Advanced Materials, LLC 144A
                 sec. FRN 11.86s, 2008                                                            1,841,400
        310,000  Huntsman Advanced Materials, LLC 144A
                 sec. notes 11s, 2010                                                               368,125
      7,540,000  Huntsman Co., LLC sr. disc. notes zero
                 %, 2008                                                                          4,957,550
     13,509,000  Huntsman ICI Chemicals, Inc. company
                 guaranty 10 1/8s, 2009                                                          14,251,995
     15,593,000  Huntsman ICI Holdings sr. disc. notes
                 zero %, 2009                                                                     8,693,098
      3,710,000  Huntsman, LLC company guaranty 11 5/8s,
                 2010                                                                             4,414,900
      2,685,000  Huntsman, LLC 144A company guaranty 11
                 1/2s, 2012                                                                       3,161,588
      4,220,000  Innophos, Inc. 144A sr. sub. notes 8
                 7/8s, 2014                                                                       4,557,600
      1,230,000  International Steel Group, Inc. sr.
                 notes 6 1/2s, 2014                                                               1,306,875
      7,839,000  ISP Chemco, Inc. company guaranty Ser.
                 B, 10 1/4s, 2011                                                                 8,799,278
        200,000  Jefferson Smurfit Corp. company guaranty
                 7 1/2s, 2013                                                                       214,500
         76,000  Jefferson Smurfit Corp. company guaranty
                 company guaranty 8 1/4s, 2012                                                       83,220
        260,000  Kaiser Aluminum & Chemical Corp. sr.
                 notes Ser. B, 10 7/8s, 2006 (In default)
                 (NON)                                                                              222,300
      3,475,000  Kappa Beheer BV company guaranty 10
                 5/8s, 2009 (Netherlands)                                                         3,692,188
EUR     360,000  Kappa Beheer BV company guaranty
                 stepped-coupon Ser. EUR, 12 1/2s (12
                 1/2s, 7/15/09), 2009 (Netherlands) (STP)                                           509,500
       $660,000  Lyondell Chemical Co. bonds 11 1/8s,
                 2012                                                                               780,450
      7,294,000  Lyondell Chemical Co. company guaranty 9
                 1/2s, 2008                                                                       7,950,460
      5,849,000  Lyondell Chemical Co. notes Ser. A, 9
                 5/8s, 2007                                                                       6,448,523
      8,555,000  MDP Acquisitions PLC sr. notes 9 5/8s,
                 2012 (Ireland)                                                                   9,752,700
EUR     322,000  MDP Acquisitions PLC sr. notes Ser. EUR,
                 10 1/8s, 2012 (Ireland)                                                            487,599
     $5,694,506  MDP Acquisitions PLC sub. notes 15 1/2s,
                 2013 (Ireland) (PIK)                                                             6,634,099
     11,716,000  Millennium America, Inc. company
                 guaranty 9 1/4s, 2008                                                           13,239,080
EUR     685,000  Nalco Co. sr. notes 7 3/4s, 2011                                                   989,037
EUR     685,000  Nalco Co. sr. sub. notes 9s, 2013                                                  987,217
     $8,055,000  Nalco Co. sr. sub. notes 8 7/8s, 2013                                            8,890,706
      3,345,000  Norske Skog Canada, Ltd. sr. notes 7
                 3/8s, 2014 (Canada)                                                              3,470,438
      2,553,936  PCI Chemicals Canada sec. sr. notes 10s,
                 2008 (Canada)                                                                    2,643,324
      3,078,797  Pioneer Companies, Inc. sec. FRN 5.475s,
                 2006                                                                             3,094,191
      1,060,000  Resolution Performance Products, LLC sr.
                 notes 9 1/2s, 2010                                                               1,144,800
EUR   3,400,000  Rockwood Specialities Group sr. sub.
                 notes 7 5/8s, 2014                                                               4,631,217
     $1,350,000  Rockwood Specialties Group, Inc. 144A
                 sub. notes 7 1/2s, 2014                                                          1,383,750
EUR   4,040,000  SGL Carbon SA 144A sr. notes 8 1/2s,
                 2012 (Luxembourg)                                                                5,873,419
       $400,000  Smurfit Capital Funding PLC notes 6
                 3/4s, 2005 (Ireland)                                                               409,000
      4,379,000  Steel Dynamics, Inc. company guaranty 9
                 1/2s, 2009                                                                       4,849,743
      1,334,122  Sterling Chemicals, Inc. sec. notes 10s,
                 2007 (PIK)                                                                       1,324,116
      8,090,000  Stone Container Corp. sr. notes 9 3/4s,
                 2011                                                                             8,939,450
      3,555,000  Stone Container Corp. sr. notes 8 3/8s,
                 2012                                                                             3,892,725
      1,385,000  Stone Container Finance company guaranty
                 7 3/8s, 2014 (Canada)                                                            1,492,338
      1,390,000  Tembec Industries, Inc. company guaranty
                 7 3/4s, 2012 (Canada)                                                            1,330,925
      7,465,000  Ucar Finance, Inc. company guaranty 10
                 1/4s, 2012                                                                       8,435,450
      3,660,000  United Agri Products 144A sr. notes 8
                 1/4s, 2011                                                                       3,897,900
      1,396,000  United States Steel Corp. sr. notes 9
                 3/4s, 2010                                                                       1,605,400
      1,607,000  United States Steel, LLC sr. notes 10
                 3/4s, 2008                                                                       1,896,260
        382,617  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 6s, 2010                                                                     286,963
        743,687  Wheeling-Pittsburgh Steel Corp. sr.
                 notes 5s, 2011                                                                     557,765
      1,646,000  WHX Corp. sr. notes 10 1/2s, 2005                                                1,563,700
                                                                                              -------------
                                                                                                300,215,465
Beverage (0.1%)
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      3,088,000  Constellation Brands, Inc. company
                 guaranty Ser. B, 8s, 2008                                                        3,381,360
        338,000  Constellation Brands, Inc. sr. sub.
                 notes Ser. B, 8 1/8s, 2012                                                         367,575
                                                                                              -------------
                                                                                                  3,748,935
Broadcasting (1.6%)
-----------------------------------------------------------------------------------------------------------
     23,030,000  Diva Systems Corp. sr. disc. notes Ser.
                 B, 12 5/8s, 2008 (In default) (NON)                                                100,756
     12,880,000  Echostar DBS Corp. sr. notes 6 3/8s,
                 2011                                                                            13,169,800
      6,960,000  Echostar DBS Corp. 144A company guaranty
                 6 5/8s, 2014                                                                     7,099,200
     11,095,000  Granite Broadcasting Corp. sec. notes 9
                 3/4s, 2010                                                                      10,429,300
      1,783,000  Gray Television, Inc. company guaranty 9
                 1/4s, 2011                                                                       2,005,875
        406,874  Knology, Inc. 144A sr. notes 12s, 2009
                 (PIK)                                                                              392,633
      8,810,000  Rainbow National Services, LLC 144A sr.
                 notes 8 3/4s, 2012                                                               9,316,575
        973,000  Young Broadcasting, Inc. company
                 guaranty 10s, 2011                                                               1,033,813
      3,385,000  Young Broadcasting, Inc. sr. sub. notes
                 8 3/4s, 2014                                                                     3,325,763
                                                                                              -------------
                                                                                                 46,873,715
Building Materials (0.7%)
-----------------------------------------------------------------------------------------------------------
      2,869,000  Building Materials Corp. company
                 guaranty 8s, 2008                                                                2,969,415
      5,074,000  Dayton Superior Corp. sec. notes 10
                 3/4s, 2008                                                                       5,530,660
          4,000  Owens Corning bonds 7 1/2s, 2018 (In
                 default) (NON)                                                                       3,140
      5,755,000  Owens Corning notes 7 1/2s, 2005 (In
                 default) (NON)                                                                   4,517,675
      5,945,000  THL Buildco, Inc. (Nortek, Inc.) 144A
                 sr. sub. notes 8 1/2s, 2014                                                      6,390,875
                                                                                              -------------
                                                                                                 19,411,765
Cable Television (3.3%)
-----------------------------------------------------------------------------------------------------------
        230,000  Adelphia Communications Corp. notes Ser.
                 B, 9 7/8s, 2005 (In default) (NON)                                                 206,425
      3,211,000  Adelphia Communications Corp. sr. notes
                 10 7/8s, 2010 (In default) (NON)                                                 2,994,258
      2,918,000  Adelphia Communications Corp. sr. notes
                 7 7/8s, 2009 (In default) (NON)                                                  2,575,135
      2,431,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 9 7/8s, 2007 (In default) (NON)                                          2,181,823
      1,340,000  Adelphia Communications Corp. sr. notes
                 Ser. B, 7 3/4s, 2009 (In default) (NON)                                          1,189,250
      3,950,000  Atlantic Broadband Finance, LLC 144A sr.
                 sub. notes 9 3/8s, 2014                                                          3,792,000
      2,600,000  Cablevision Systems Corp. 144A sr. notes
                 8s, 2012                                                                         2,769,000
      2,258,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (12 1/8s,
                 1/15/07), 2012 (STP)                                                             1,388,670
      4,938,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. disc. notes
                 stepped-coupon zero % (11 3/4s,
                 5/15/06), 2011 (STP)                                                             3,370,185
     10,835,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 11 1/8s,
                 2011                                                                             9,318,100
     10,927,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10 3/4s,
                 2009                                                                             9,451,855
     13,360,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 10s, 2011                                           11,022,000
      8,070,000  Charter Communications Holdings,
                 LLC/Capital Corp. sr. notes 9 5/8s, 2009                                         6,698,100
      5,616,000  CSC Holdings, Inc. debs. 7 5/8s, 2018                                            5,924,880
      3,495,000  CSC Holdings, Inc. sr. notes Ser. B, 7
                 5/8s, 2011                                                                       3,739,650
      6,350,000  CSC Holdings, Inc. 144A sr. notes 6
                 3/4s, 2012                                                                       6,477,000
     11,975,000  Kabel Deutsheland GmbH 144A sr. notes 10
                 5/8s, 2014 (Germany)                                                            13,771,250
      7,354,000  Quebecor Media, Inc. sr. notes 11 1/8s,
                 2011 (Canada)                                                                    8,438,715
      2,670,000  Videotron Ltee company guaranty 6 7/8s,
                 2014 (Canada)                                                                    2,756,775
                                                                                              -------------
                                                                                                 98,065,071
Capital Goods (6.8%)
-----------------------------------------------------------------------------------------------------------
      6,780,000  AEP Industries, Inc. sr. sub. notes 9
                 7/8s, 2007                                                                       6,898,650
     11,355,121  Air2 US 144A sinking fund Ser. D,
                 12.266s, 2020 (In default) (NON) (F)                                                   114
      9,367,000  Allied Waste North America, Inc. company
                 guaranty Ser. B, 8 1/2s, 2008                                                    9,847,059
      1,605,000  Allied Waste North America, Inc. sec.
                 notes 6 1/2s, 2010                                                               1,548,825
      3,590,000  Amsted Industries, Inc. 144A sr. notes
                 10 1/4s, 2011                                                                    3,949,000
      5,000,000  Argo-Tech Corp. sr. notes 9 1/4s, 2011                                           5,462,500
      3,028,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8 7/8s, 2011                                                                  3,179,400
      6,492,000  BE Aerospace, Inc. sr. sub. notes Ser.
                 B, 8s, 2008                                                                      6,459,540
      1,139,000  Berry Plastics Corp. company guaranty 10
                 3/4s, 2012                                                                       1,315,545
      5,345,000  Blount, Inc. sr. sub. notes 8 7/8s, 2012                                         5,799,325
      5,563,000  Browning-Ferris Industries, Inc. debs.
                 7.4s, 2035                                                                       4,784,180
      4,215,000  Browning-Ferris Industries, Inc. sr.
                 notes 6 3/8s, 2008                                                               4,141,238
EUR   1,065,000  Crown Euro Holdings SA sec. notes 6
                 1/4s, 2011 (France)                                                              1,493,826
EUR     650,000  Crown Holdings SA bonds 10 1/4s, 2011
                 (France)                                                                           993,353
     $9,435,000  Crown Holdings SA notes 10 7/8s, 2013
                 (France)                                                                        11,156,888
      5,090,000  Crown Holdings SA notes 9 1/2s, 2011
                 (France)                                                                         5,764,425
     22,984,000  Decrane Aircraft Holdings Co. company
                 guaranty zero %, 2008                                                            8,733,920
      7,166,000  Earle M. Jorgensen Co. sec. notes 9
                 3/4s, 2012                                                                       8,061,750
      2,495,000  FIMEP SA sr. notes 10 1/2s, 2013
                 (France)                                                                         2,919,150
EUR     405,000  Flender Holdings 144A sr. notes 11s,
                 2010 (Germany)                                                                     639,925
     $3,802,000  Flowserve Corp. company guaranty 12
                 1/4s, 2010                                                                       4,258,240
      8,030,000  Invensys, PLC notes 9 7/8s, 2011 (United
                 Kingdom)                                                                         8,652,325
      2,000,000  K&F Acquisitions, Inc. 144A sr. sub.
                 notes 7 3/4s, 2014                                                               2,045,000
      8,790,000  L-3 Communications Corp. company
                 guaranty 6 1/8s, 2013                                                            9,053,700
     10,310,000  Legrand SA debs. 8 1/2s, 2025 (France)                                          11,959,600
      3,834,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 1/2s, 2012                                                           4,409,100
EUR   1,550,000  Manitowoc Co., Inc. (The) company
                 guaranty 10 3/8s, 2011                                                           2,308,000
     $2,030,000  Manitowoc Co., Inc. (The) sr. notes 7
                 1/8s, 2013                                                                       2,192,400
      1,900,000  Mueller Group, Inc. sec. FRN 6.91s, 2011                                         1,966,500
      3,270,000  Mueller Group, Inc. sr. sub. notes 10s,
                 2012                                                                             3,547,950
          4,000  Owens-Brockway Glass company guaranty 8
                 7/8s, 2009                                                                           4,350
      6,540,000  Owens-Brockway Glass company guaranty 8
                 1/4s, 2013                                                                       7,112,250
      4,075,000  Owens-Brockway Glass company guaranty 7
                 3/4s, 2011                                                                       4,401,000
      8,313,000  Owens-Brockway Glass sr. sec. notes 8
                 3/4s, 2012                                                                       9,268,995
        600,000  Owens-Illinois, Inc. debs. 7.8s, 2018                                              613,500
      1,555,000  Pliant Corp. sec. notes 11 1/8s, 2009                                            1,702,725
      3,540,000  Polypore, Inc. 144A sr. sub. notes 8
                 3/4s, 2012                                                                       3,681,600
EUR   1,415,000  Polypore, Inc. 144A sr. sub. notes 8
                 3/4s, 2012                                                                       1,955,609
     $3,561,000  Sequa Corp. sr. notes 9s, 2009                                                   3,988,320
      3,255,000  Sequa Corp. sr. notes Ser. B, 8 7/8s,
                 2008                                                                             3,564,225
      2,515,000  Siebe PLC 144A sr. unsub. 6 1/2s, 2010
                 (United Kingdom)                                                                 2,379,819
      1,970,000  Solo Cup Co. sr. sub. notes 8 1/2s, 2014                                         2,048,800
          3,000  Tekni-Plex, Inc. company guaranty Ser.
                 B, 12 3/4s, 2010                                                                     2,655
      4,115,000  Tekni-Plex, Inc. 144A sr. sec. notes 8
                 3/4s, 2013                                                                       4,094,425
      1,540,000  Terex Corp. company guaranty 9 1/4s,
                 2011                                                                             1,740,200
      6,295,000  Terex Corp. company guaranty Ser. B, 10
                 3/8s, 2011                                                                       7,097,613
      5,530,000  Titan Corp. (The) company guaranty 8s,
                 2011                                                                             5,861,800
                                                                                              -------------
                                                                                                203,059,314
Commercial and Consumer Services (0.9%)
-----------------------------------------------------------------------------------------------------------
      8,593,000  Coinmach Corp. sr. notes 9s, 2010                                                9,065,615
      5,997,000  IESI Corp. company guaranty 10 1/4s,
                 2012                                                                             7,136,430
     10,430,000  Laidlaw International, Inc. sr. notes 10
                 3/4s, 2011                                                                      12,007,538
                                                                                              -------------
                                                                                                 28,209,583
Communication Services (7.6%)
-----------------------------------------------------------------------------------------------------------
      3,170,000  Alamosa Delaware, Inc. company guaranty
                 11s, 2010                                                                        3,700,975
      2,278,000  Alamosa Delaware, Inc. company guaranty
                 stepped-coupon zero % (12s, 7/31/05),
                 2009 (STP)                                                                       2,437,460
      2,945,000  Alamosa Delaware, Inc. sr. notes 8 1/2s,
                 2012                                                                             3,165,875
      1,795,000  American Cellular Corp. company guaranty
                 9 1/2s, 2009                                                                     1,512,288
      3,360,000  American Tower Corp. sr. notes 7 1/2s,
                 2012                                                                             3,486,000
      6,940,000  American Towers, Inc. company guaranty 7
                 1/4s, 2011                                                                       7,287,000
      5,905,000  Asia Global Crossing, Ltd. sr. notes 13
                 3/8s, 2010 (Bermuda) (In default) (NON)                                            413,350
      7,110,000  Centennial Cellular Operating Co.
                 company guaranty 10 1/8s, 2013                                                   7,749,900
      1,564,000  Centennial Cellular Operating Co., LLC
                 sr. sub. notes 10 3/4s, 2008                                                     1,626,560
      1,335,000  Cincinnati Bell Telephone Co. company
                 guaranty 6.3s, 2028                                                              1,194,825
      7,435,000  Cincinnati Bell, Inc. sr. sub. notes 8
                 3/8s, 2014                                                                       7,416,413
      3,752,000  Cincinnati Bell, Inc. sr. sub. notes 7
                 1/4s, 2023                                                                       3,611,300
      7,860,000  Citizens Communications Co. notes 9
                 1/4s, 2011                                                                       9,137,250
      6,740,000  Citizens Communications Co. sr. notes 6
                 1/4s, 2013                                                                       6,697,875
      6,266,586  Colo.com, Inc. 144A sr. notes 13 7/8s,
                 2010 (In default) (NON)                                                                627
      8,951,000  Crown Castle International Corp. sr.
                 notes 9 3/8s, 2011                                                              10,025,120
      3,610,000  Fairpoint Communications, Inc. sr. sub.
                 notes 12 1/2s, 2010                                                              3,880,750
     11,420,886  Firstworld Communication Corp. sr. disc.
                 notes zero %, 2008 (In default) (NON)                                                1,142
      1,113,102  Globix Corp. company guaranty 11s, 2008
                 (PIK)                                                                            1,024,054
      7,475,000  Inmarsat Finance PLC 144A company
                 guaranty stepped-coupon zero % (10 3/8s,
                 11/15/08), 2012 (United Kingdom) (STP)                                           5,157,750
      2,565,000  iPCS, Inc. 144A sr. notes 11 1/2s, 2012                                          2,821,500
      5,200,000  Level 3 Financing, Inc. 144A sr. notes
                 10 3/4s, 2011                                                                    4,641,000
      6,660,000  Madison River Capital Corp. sr. notes 13
                 1/4s, 2010                                                                       7,192,800
     12,530,000  MCI, Inc. sr. notes 7.735s, 2014                                                12,811,925
      2,347,000  MCI, Inc. sr. notes 6.688s, 2009                                                 2,364,603
          3,000  MCI, Inc. sr. notes 5.908s, 2007                                                     3,038
     13,295,000  Nextel Communications, Inc. sr. notes 7
                 3/8s, 2015                                                                      14,624,500
      3,483,000  Nextel Communications, Inc. sr. notes 6
                 7/8s, 2013                                                                       3,761,640
      4,140,000  Nextel Communications, Inc. sr. notes
                 5.95s, 2014                                                                      4,212,450
      3,029,000  Nextel Partners, Inc. sr. notes 12 1/2s,
                 2009                                                                             3,453,060
     10,280,000  Nextel Partners, Inc. sr. notes 8 1/8s,
                 2011                                                                            11,308,000
        699,000  PanAmSat Corp. notes 6 3/8s, 2008                                                  723,465
      8,340,000  Qwest Communications International, Inc.
                 144A sr. notes 7 1/2s, 2014                                                      8,131,500
     24,908,000  Qwest Corp. 144A notes 9 1/8s, 2012                                             28,332,850
      3,310,000  Qwest Services Corp. 144A notes 14 1/2s,
                 2014                                                                             4,087,850
      2,685,000  Roger wireless Communications, Inc. 144A
                 sec. notes 7 1/2s, 2015 (Canada)                                                 2,785,688
      3,355,000  Roger wireless Communications, Inc. 144A
                 sr. sub. notes 8s, 2012 (Canada)                                                 3,480,813
      2,435,000  Rogers Cantel, Ltd. debs. 9 3/4s, 2016
                 (Canada)                                                                         2,867,213
      1,312,000  Rogers Wireless, Inc. sec. notes 9 5/8s,
                 2011 (Canada)                                                                    1,528,480
        365,000  Rural Cellular Corp. sr. notes 9 7/8s,
                 2010                                                                               368,650
      7,135,000  Rural Cellular Corp. sr. sub. notes 9
                 3/4s, 2010                                                                       6,403,663
      4,975,000  SBA Telecommunications Inc./SBA
                 Communication Corp. sr. disc. notes
                 stepped-coupon zero % (9 3/4s,
                 12/15/07), 2011 (STP)                                                            4,141,688
      5,824,000  TSI Telecommunication Services, Inc.
                 company guaranty Ser. B, 12 3/4s, 2009                                           6,595,680
      3,210,000  UbiquiTel Operating Co. sr. notes 9
                 7/8s, 2011                                                                       3,522,975
      2,375,000  UbiquiTel Operating Co. 144A sr. notes 9
                 7/8s, 2011                                                                       2,606,563
      4,585,000  Western Wireless Corp. sr. notes 9 1/4s,
                 2013                                                                             4,951,800
                                                                                              -------------
                                                                                                227,249,908
Conglomerates (0.2%)
-----------------------------------------------------------------------------------------------------------
          1,000  Tyco International Group SA company
                 guaranty 7s, 2028 (Luxembourg)                                                       1,129
          3,000  Tyco International Group SA company
                 guaranty 6 3/8s, 2005 (Luxembourg)                                                   3,054
      3,180,000  Tyco International Group SA company
                 guaranty 6s, 2013 (Luxembourg)                                                   3,423,744
      2,109,000  Tyco International Group SA notes 6
                 3/8s, 2011 (Luxembourg)                                                          2,319,385
                                                                                              -------------
                                                                                                  5,747,312
Consumer (1.0%)
-----------------------------------------------------------------------------------------------------------
      6,310,000  Icon Health & Fitness company guaranty
                 11 1/4s, 2012                                                                    5,347,725
      4,945,000  Jostens Holding Corp. sr. disc. notes
                 stepped-coupon zero % (10 1/4s,
                 12/1/08), 2013 (STP)                                                             3,510,950
     11,165,000  Jostens IH Corp. 144A company guaranty 7
                 5/8s, 2012                                                                      11,695,338
      9,530,000  Samsonite Corp. sr. sub. notes 8 7/8s,
                 2011                                                                            10,137,538
                                                                                              -------------
                                                                                                 30,691,551
Consumer Goods (1.2%)
-----------------------------------------------------------------------------------------------------------
      3,005,000  Elizabeth Arden, Inc. company guaranty 7
                 3/4s, 2014                                                                       3,200,325
      8,827,000  Playtex Products, Inc. company guaranty
                 9 3/8s, 2011                                                                     9,422,823
      6,910,000  Playtex Products, Inc. sec. notes 8s,
                 2011                                                                             7,566,450
      6,500,000  Prestige Brands, Inc. 144A sr. sub.
                 notes 9 1/4s, 2012                                                               6,857,500
      8,140,000  Remington Arms Co., Inc. company
                 guaranty 10 1/2s, 2011                                                           7,570,200
      2,335,000  Scotts Co. (The) sr. sub. notes 6 5/8s,
                 2013                                                                             2,469,263
                                                                                              -------------
                                                                                                 37,086,561
Consumer Services (0.7%)
-----------------------------------------------------------------------------------------------------------
      6,145,000  Brand Services, Inc. company guaranty
                 12s, 2012                                                                        6,882,400
      5,580,000  United Rentals (North America), Inc.
                 company guaranty 6 1/2s, 2012                                                    5,468,400
      7,135,000  Williams Scotsman, Inc. company guaranty
                 9 7/8s, 2007                                                                     7,063,650
                                                                                              -------------
                                                                                                 19,414,450
Energy (7.7%)
-----------------------------------------------------------------------------------------------------------
      9,375,000  Arch Western Finance, LLC sr. notes 6
                 3/4s, 2013                                                                       9,820,313
      3,380,000  Arch Western Finance, LLC 144A sr. notes
                 6 3/4s, 2013                                                                     3,540,550
      2,035,000  Belden & Blake Corp. 144A sec. notes 8
                 3/4s, 2012                                                                       2,202,888
      4,361,000  Bluewater Finance, Ltd. company guaranty
                 10 1/4s, 2012 (Cayman Islands)                                                   4,731,685
      6,150,000  BRL Universal Equipment sec. notes 8
                 7/8s, 2008                                                                       6,472,875
      4,815,000  CHC Helicopter Corp. sr. sub. notes 7
                 3/8s, 2014 (Canada)                                                              5,079,825
      3,334,000  Chesapeake Energy Corp. company guaranty
                 9s, 2012                                                                         3,817,430
      3,742,000  Chesapeake Energy Corp. company guaranty
                 7 3/4s, 2015                                                                     4,106,845
      6,425,000  Chesapeake Energy Corp. sr. notes 7
                 1/2s, 2013                                                                       7,067,500
      2,715,000  Chesapeake Energy Corp. sr. notes 7s,
                 2014                                                                             2,932,200
      4,485,000  Comstock Resources, Inc. sr. notes 6
                 7/8s, 2012                                                                       4,641,975
      5,599,000  Dresser, Inc. company guaranty 9 3/8s,
                 2011                                                                             6,158,900
      4,873,000  Encore Acquisition Co. company guaranty
                 8 3/8s, 2012                                                                     5,384,665
      2,220,000  Encore Acquisition Co. sr. sub. notes 6
                 1/4s, 2014                                                                       2,264,400
      6,555,000  Exco Resources, Inc. company guaranty 7
                 1/4s, 2011                                                                       7,030,238
      3,151,000  Forest Oil Corp. company guaranty 7
                 3/4s, 2014                                                                       3,426,713
      4,174,000  Forest Oil Corp. sr. notes 8s, 2011                                              4,737,490
      2,507,000  Forest Oil Corp. sr. notes 8s, 2008                                              2,776,503
         30,000  Grant Prideco Escrow Corp. company
                 guaranty 9s, 2009                                                                   33,375
      3,175,000  Hanover Compressor Co. sr. notes 9s,
                 2014                                                                             3,516,313
      3,320,000  Hanover Compressor Co. sr. notes 8 5/8s,
                 2010                                                                             3,602,200
      4,990,000  Hanover Compressor Co. sub. notes zero
                 %, 2007                                                                          4,241,500
      3,330,000  Hanover Equipment Trust sec. notes Ser.
                 B, 8 3/4s, 2011                                                                  3,613,050
      5,755,000  Harvest Operations Corp. 144A sr. notes
                 7 7/8s, 2011 (Canada)                                                            5,870,100
      2,350,000  Hornbeck Offshore Services, Inc. 144A
                 sr. notes 6 1/8s, 2014                                                           2,320,625
      3,175,000  KCS Energy, Inc. sr. notes 7 1/8s, 2012                                          3,333,750
      4,420,000  Key Energy Services, Inc. sr. notes 6
                 3/8s, 2013                                                                       4,486,300
      7,265,000  Massey Energy Co. sr. notes 6 5/8s, 2010                                         7,555,600
      6,220,000  Newfield Exploration Co. sr. notes 7
                 5/8s, 2011                                                                       6,997,500
      6,605,000  Newfield Exploration Co. 144A sr. sub.
                 notes 6 5/8s, 2014                                                               7,083,863
      6,060,000  Offshore Logistics, Inc. company
                 guaranty 6 1/8s, 2013                                                            6,211,500
      5,202,213  Oslo Seismic Services, Inc. 1st mtge.
                 8.28s, 2011                                                                      5,515,329
      3,260,000  Pacific Energy Partners/Pacific Energy
                 Finance Corp. sr. notes 7 1/8s, 2014                                             3,504,500
      2,046,000  Parker Drilling Co. company guaranty
                 Ser. B, 10 1/8s, 2009                                                            2,153,415
      6,615,000  Peabody Energy Corp. sr. notes 5 7/8s,
                 2016                                                                             6,639,806
      1,540,000  Pemex Project Funding Master Trust
                 company guaranty 8 5/8s, 2022                                                    1,755,600
      3,025,000  Pemex Project Funding Master Trust
                 company guaranty 7 3/8s, 2014                                                    3,308,745
      5,200,000  Petro Geo-Services notes 10s, 2010
                 (Norway)                                                                         5,928,000
      4,625,000  Plains Exploration & Production Co.
                 company guaranty Ser. B, 8 3/4s, 2012                                            5,203,125
      4,430,000  Plains Exploration & Production Co. sr.
                 notes 7 1/8s, 2014                                                               4,873,000
      2,770,000  Plains Exploration & Production Co. sr.
                 sub. notes 8 3/4s, 2012                                                          3,116,250
      6,059,000  Pogo Producing Co. sr. sub. notes Ser.
                 B, 8 1/4s, 2011                                                                  6,649,753
      8,020,000  Pride International, Inc. 144A sr. notes
                 7 3/8s, 2014                                                                     8,882,150
      5,165,000  Seabulk International, Inc. company
                 guaranty 9 1/2s, 2013                                                            5,552,375
      2,848,000  Seven Seas Petroleum, Inc. sr. notes
                 Ser. B, 12 1/2s, 2005 (In default)
                 (NON)(F)                                                                                28
      8,385,000  Star Gas Partners LP/Star Gas Finance
                 Co. sr. notes 10 1/4s, 2013                                                      8,950,988
      3,622,596  Star Gas Propane 1st Mtge. 8.04s, 2009                                           3,984,856
      1,375,000  Universal Compression, Inc. sr. notes 7
                 1/4s, 2010                                                                       1,471,250
      3,408,000  Vintage Petroleum, Inc. sr. notes 8
                 1/4s, 2012                                                                       3,799,920
      3,343,000  Vintage Petroleum, Inc. sr. sub. notes 7
                 7/8s, 2011                                                                       3,593,725
                                                                                              -------------
                                                                                                229,941,486
Entertainment (1.6%)
-----------------------------------------------------------------------------------------------------------
      3,610,000  AMC Entertainment, Inc. sr. sub. notes 9
                 7/8s, 2012                                                                       3,916,850
      4,775,000  AMC Entertainment, Inc. sr. sub. notes 9
                 1/2s, 2011                                                                       4,918,250
      7,890,000  AMC Entertainment, Inc. sr. sub. notes
                 8s, 2014                                                                         7,771,650
      5,930,000  Cinemark USA, Inc. sr. sub. notes 9s,
                 2013                                                                             6,819,500
      8,560,000  Cinemark, Inc. sr. disc. notes
                 stepped-coupon zero % (9 3/4s, 3/15/07),
                 2009 (STP)                                                                       6,291,600
      3,000,000  LCE Acquisition Corp. 144A company
                 guaranty 9s, 2014                                                                3,225,000
      9,105,000  Six Flags, Inc. sr. notes 9 5/8s, 2014                                           8,957,044
      4,731,000  Six Flags, Inc. sr. notes 8 7/8s, 2010                                           4,754,655
                                                                                              -------------
                                                                                                 46,654,549
Financial (3.3%)
-----------------------------------------------------------------------------------------------------------
      2,640,000  Crescent Real Estate Equities LP notes 7
                 1/2s, 2007 (R)                                                                   2,732,400
      5,000,000  Crescent Real Estate Equities LP sr.
                 notes 9 1/4s, 2009 (R)                                                           5,462,500
     60,000,000  Dow Jones CDX HY 144A pass-through
                 certificates Ser. 3-3, 8s, 2009                                                 60,862,500
      8,100,000  E*Trade Finance Corp. 144A sr. notes 8s,
                 2011                                                                             8,646,750
     13,165,550  Finova Group, Inc. notes 7 1/2s, 2009                                            6,319,464
      1,845,000  Tengizchevroll Finance Co. 144A sec.
                 notes 6.124s, 2014 (Luxembourg)                                                  1,840,388
      4,570,000  UBS AG/Jersey Branch sr. notes Ser.
                 EMTN, 9.14s, 2008 (Jersey)                                                       4,889,900
      6,274,000  Western Financial Bank sub. debs. 9
                 5/8s, 2012                                                                       7,152,360
                                                                                              -------------
                                                                                                 97,906,262
Food (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,814,526  Archibald Candy Corp. company guaranty
                 10s, 2007 (In default) (NON)(PIK)                                                  725,810
      2,550,000  ASG Consolidated LLC/ASG Finance, Inc.
                 144A sr. disc. notes stepped-coupon zero %
                 (11 1/2s, 11/1/08), 2011                                                         1,632,000
      6,180,000  Dean Foods Co. sr. notes 6 5/8s, 2009                                            6,535,350
      1,850,000  Del Monte Corp. company guaranty Ser. B,
                 9 1/4s, 2011                                                                     2,025,750
      5,010,000  Del Monte Corp. sr. sub. notes 8 5/8s,
                 2012                                                                             5,598,675
      4,291,000  Doane Pet Care Co. sr. sub. debs. 9
                 3/4s, 2007                                                                       4,258,818
      2,190,000  Dole Food Co. sr. notes 8 7/8s, 2011                                             2,398,050
      1,840,000  Dole Food Co. sr. notes 8 5/8s, 2009                                             2,014,800
      1,104,000  Land O'Lakes, Inc. sr. notes 8 3/4s,
                 2011                                                                             1,076,400
      7,195,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          6,511,475
      1,420,000  Pinnacle Foods Holding Corp. 144A sr.
                 sub. notes 8 1/4s, 2013                                                          1,285,100
                                                                                              -------------
                                                                                                 34,062,228
Gaming & Lottery (4.0%)
-----------------------------------------------------------------------------------------------------------
      3,160,000  Ameristar Casinos, Inc. company guaranty
                 10 3/4s, 2009                                                                    3,507,600
      2,670,000  Argosy Gaming Co. sr. sub. notes 7s,
                 2014                                                                             2,970,375
      1,514,000  Boyd Gaming Corp. sr. sub. notes 8 3/4s,
                 2012                                                                             1,703,250
      3,315,000  Boyd Gaming Corp. sr. sub. notes 7 3/4s,
                 2012                                                                             3,621,638
        730,000  Boyd Gaming Corp. sr. sub. notes 6 3/4s,
                 2014                                                                               768,325
      3,175,000  Chumash Casino & Resort Enterprise 144A
                 sr. notes 9s, 2010                                                               3,540,125
      1,805,000  Harrah's Operating Co., Inc. company
                 guaranty 8s, 2011                                                                2,086,084
      4,676,000  Hollywood Park, Inc. company guaranty
                 Ser. B, 9 1/4s, 2007                                                             4,781,210
      2,750,000  Inn of the Mountain Gods sr. notes 12s,
                 2010                                                                             3,203,750
      4,140,000  Mandalay Resort Group sr. notes 6 3/8s,
                 2011                                                                             4,321,125
        809,000  MGM Mirage, Inc. coll. sr. notes 6 7/8s,
                 2008                                                                               871,698
      5,549,000  MGM Mirage, Inc. company guaranty 8
                 1/2s, 2010                                                                       6,305,051
          2,000  MGM Mirage, Inc. company guaranty 8
                 3/8s, 2011                                                                           2,245
      2,900,000  MGM Mirage, Inc. company guaranty 6s,
                 2009                                                                             2,968,875
      1,755,000  Mirage Resorts, Inc. debs. 7 1/4s, 2017                                          1,825,200
      3,149,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 8s, 2012                                                                   3,452,091
        901,000  Mohegan Tribal Gaming Authority sr. sub.
                 notes 6 3/8s, 2009                                                                 928,030
      1,465,000  Park Place Entertainment Corp. sr. notes
                 8 1/2s, 2006                                                                     1,585,863
      4,189,000  Park Place Entertainment Corp. sr. notes
                 7 1/2s, 2009                                                                     4,691,680
      4,000,000  Park Place Entertainment Corp. sr. notes
                 7s, 2013                                                                         4,410,000
      2,834,000  Park Place Entertainment Corp. sr. sub.
                 notes 8 7/8s, 2008                                                               3,213,048
      8,402,000  Penn National Gaming, Inc. sr. sub.
                 notes 8 7/8s, 2010                                                               9,221,195
      4,305,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 3/4s, 2013                                                               4,638,638
      5,645,000  Pinnacle Entertainment, Inc. sr. sub.
                 notes 8 1/4s, 2012                                                               5,842,575
      6,243,000  Resorts International Hotel and Casino,
                 Inc. company guaranty 11 1/2s, 2009                                              7,335,525
      4,485,000  Station Casinos, Inc. sr. notes 6s, 2012                                         4,619,550
      4,485,000  Station Casinos, Inc. sr. sub. notes 6
                 7/8s, 2016                                                                       4,675,613
     11,174,000  Trump Atlantic City Associates company
                 guaranty 11 1/4s, 2006 (In default)
                 (NON)                                                                           10,182,308
      4,597,000  Venetian Casino Resort, LLC company
                 guaranty 11s, 2010                                                               5,240,580
      5,695,000  Wynn Las Vegas, LLC/Wynn Las Vegas
                 Capital Corp. 144A 1st mtge. 6 5/8s,
                 2014                                                                             5,638,050
                                                                                              -------------
                                                                                                118,151,297
Health Care (6.8%)
-----------------------------------------------------------------------------------------------------------
      4,410,000  Alderwoods Group, Inc. 144A sr. notes 7
                 3/4s, 2012                                                                       4,707,675
      5,289,000  AmerisourceBergen Corp. company guaranty
                 7 1/4s, 2012                                                                     5,804,678
      5,730,000  AmerisourceBergen Corp. sr. notes 8
                 1/8s, 2008                                                                       6,317,325
      9,095,000  Ardent Health Services, Inc. sr. sub.
                 notes 10s, 2013                                                                  9,117,738
      4,795,000  Elan Finance Corp. 144A sr. notes 7
                 3/4s, 2011 (Ireland)                                                             5,070,713
      2,950,000  Extendicare Health Services, Inc.
                 company guaranty 9 1/2s, 2010                                                    3,304,000
      4,580,000  Extendicare Health Services, Inc. sr.
                 sub. notes 6 7/8s, 2014                                                          4,694,500
      5,993,000  HCA, Inc. debs. 7.19s, 2015                                                      6,194,497
      3,080,000  HCA, Inc. med. term notes 8.85s, 2007                                            3,334,325
      3,150,000  HCA, Inc. notes 8.36s, 2024                                                      3,363,620
        735,000  HCA, Inc. notes 7.69s, 2025                                                        737,231
        716,000  HCA, Inc. notes 7s, 2007                                                           750,402
      2,715,000  HCA, Inc. notes 6 3/8s, 2015                                                     2,684,538
      2,385,000  HCA, Inc. notes 5 3/4s, 2014                                                     2,283,907
        116,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                   126,756
      9,659,000  Healthsouth Corp. notes 7 5/8s, 2012                                             9,538,263
      3,722,000  Healthsouth Corp. sr. notes 8 1/2s, 2008                                         3,829,008
      2,125,000  Healthsouth Corp. sr. notes 8 3/8s, 2011                                         2,146,250
      2,041,000  Healthsouth Corp. sr. notes 7s, 2008                                             2,048,654
      3,215,000  Insight Health Services Corp. 144A
                 company guaranty 9 7/8s, 2011                                                    3,263,225
      2,145,923  Magellan Health Services, Inc. sr. notes
                 Ser. A, 9 3/8s, 2008                                                             2,314,914
      3,276,000  MedQuest, Inc. company guaranty Ser. B,
                 11 7/8s, 2012                                                                    3,832,920
      7,880,000  MQ Associates, Inc. sr. disc. notes
                 stepped-coupon zero % (12 1/4s,
                 8/15/08), 2012 (STP)                                                             5,594,800
      6,090,000  Omnicare, Inc. sr. sub. notes 6 1/8s,
                 2013                                                                             6,120,450
      7,409,000  PacifiCare Health Systems, Inc. company
                 guaranty 10 3/4s, 2009                                                           8,501,828
      7,970,000  Province Healthcare Co. sr. sub. notes 7
                 1/2s, 2013                                                                       8,966,250
      3,757,000  Service Corp. International debs. 7
                 7/8s, 2013                                                                       4,113,915
        670,000  Service Corp. International notes 7.2s,
                 2006                                                                               696,800
        228,000  Service Corp. International notes 6
                 7/8s, 2007                                                                         239,400
      1,006,000  Service Corp. International notes 6
                 1/2s, 2008                                                                       1,048,755
      2,281,000  Service Corp. International notes Ser.
                 *, 7.7s, 2009                                                                    2,486,290
      6,680,000  Service Corp. International/US 144A sr.
                 notes 7s, 2016                                                                   7,014,000
      5,970,000  Stewart Enterprises, Inc. notes 10 3/4s,
                 2008                                                                             6,522,225
      3,285,000  Tenet Healthcare Corp. notes 7 3/8s,
                 2013                                                                             3,202,875
        410,000  Tenet Healthcare Corp. sr. notes 6 1/2s,
                 2012                                                                               381,300
      7,140,000  Tenet Healthcare Corp. sr. notes 6 3/8s,
                 2011                                                                             6,622,350
      8,005,000  Tenet Healthcare Corp. 144A sr. notes 9
                 7/8s, 2014                                                                       8,605,375
      6,370,000  Triad Hospitals, Inc. sr. notes 7s, 2012                                         6,720,350
     11,815,000  Triad Hospitals, Inc. sr. sub. notes 7s,
                 2013                                                                            12,110,375
      7,780,000  Universal Hospital Services, Inc. sr.
                 notes 10 1/8s, 2011                                                              8,207,900
      2,385,000  US Oncology, Inc. 144A sr. notes 9s,
                 2012                                                                             2,647,350
      1,705,000  US Oncology, Inc. 144A sr. sub. notes 10
                 3/4s, 2014                                                                       1,947,963
      4,190,000  Vanguard Health Holding Co. II, LLC 144A
                 sr. sub. notes 9s, 2014                                                          4,451,875
      6,360,000  Ventas Realty LP/Capital Corp. company
                 guaranty 9s, 2012 (R)                                                            7,361,700
      1,690,000  Ventas Realty LP/Capital Corp. 144A sr.
                 notes 6 5/8s, 2014                                                               1,719,575
      2,965,000  VWR International, Inc. 144A sr. notes 6
                 7/8s, 2012                                                                       3,083,600
                                                                                              -------------
                                                                                                203,832,440
Homebuilding (2.1%)
-----------------------------------------------------------------------------------------------------------
      3,206,000  Beazer Homes USA, Inc. company guaranty
                 8 5/8s, 2011                                                                     3,510,570
      1,405,000  Beazer Homes USA, Inc. company guaranty
                 8 3/8s, 2012                                                                     1,545,500
      5,539,000  D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                         6,314,460
      2,625,000  D.R. Horton, Inc. sr. notes 6 7/8s, 2013                                         2,848,125
      2,628,000  D.R. Horton, Inc. sr. notes 5 7/8s, 2013                                         2,664,135
      1,195,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 10 1/2s, 2007                                                           1,377,238
      4,180,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 8 7/8s, 2012                                                            4,639,800
      3,370,000  K. Hovnanian Enterprises, Inc. company
                 guaranty 6 3/8s, 2014                                                            3,370,000
      2,917,000  K. Hovnanian Enterprises, Inc. sr. notes
                 6 1/2s, 2014                                                                     2,960,755
      2,690,000  Meritage Corp. company guaranty 9 3/4s,
                 2011                                                                             2,992,625
      1,670,000  Meritage Corp. sr. notes 7s, 2014                                                1,732,625
        220,000  Ryland Group, Inc. sr. sub. notes 9
                 1/8s, 2011                                                                         244,200
      3,450,000  Schuler Homes, Inc. company guaranty 10
                 1/2s, 2011                                                                       3,933,000
      6,955,000  Standard Pacific Corp. sr. notes 7 3/4s,
                 2013                                                                             7,546,175
        440,000  Standard Pacific Corp. sr. notes 6 7/8s,
                 2011                                                                               460,900
      3,405,000  Technical Olympic USA, Inc. company
                 guaranty 10 3/8s, 2012                                                           3,813,600
      1,892,000  Technical Olympic USA, Inc. company
                 guaranty 9s, 2010                                                                2,038,630
      2,309,000  WCI Communities, Inc. company guaranty
                 10 5/8s, 2011                                                                    2,580,308
      6,427,000  WCI Communities, Inc. company guaranty 9
                 1/8s, 2012                                                                       7,133,970
                                                                                              -------------
                                                                                                 61,706,616
Household Furniture and Appliances (0.3%)
-----------------------------------------------------------------------------------------------------------
      9,510,000  Sealy Mattress Co. sr. sub. notes 8
                 1/4s, 2014                                                                      10,056,825
Leisure (0.1%)
-----------------------------------------------------------------------------------------------------------
      3,430,000  K2, Inc. 144A sr. notes 7 3/8s, 2014                                             3,755,850

Lodging/Tourism (2.1%)
-----------------------------------------------------------------------------------------------------------
        209,000  FelCor Lodging LP company guaranty 10s,
                 2008 (R)                                                                           219,450
      2,255,000  FelCor Lodging LP company guaranty 9s,
                 2008 (R)                                                                         2,525,600
      6,500,000  Gaylord Entertainment Co. sr. notes 8s,
                 2013                                                                             7,020,000
      1,367,000  HMH Properties, Inc. company guaranty
                 Ser. B, 7 7/8s, 2008 (R)                                                         1,406,301
      1,695,000  Host Marriott LP company guaranty Ser.
                 G, 9 1/4s, 2007 (R)                                                              1,885,688
      1,200,000  Host Marriott LP sr. notes Ser. E, 8
                 3/8s, 2006 (R)                                                                   1,254,000
      9,135,000  Host Marriott LP 144A sr. notes 7s, 2012
                 (R)                                                                              9,637,425
      4,600,000  ITT Corp. debs. 7 3/8s, 2015                                                     5,175,000
        715,000  ITT Corp. notes 6 3/4s, 2005                                                       734,663
     12,210,000  John Q. Hammons Hotels LP/John Q.
                 Hammons Hotels Finance Corp. III 1st
                 mtge. Ser. B, 8 7/8s, 2012                                                      13,919,400
      6,580,000  MeriStar Hospital Corp. company guaranty
                 9 1/8s, 2011 (R)                                                                 7,089,950
      3,520,000  MeriStar Hospital Corp. company guaranty
                 9s, 2008 (R)                                                                     3,713,600
        715,000  MeriStar Hospitality Operating
                 Partnership/MeriStar Hospitality Finance
                 Corp. company guaranty 10 1/2s, 2009                                               782,925
      3,670,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 7/8s, 2012                                               4,202,150
      3,374,000  Starwood Hotels & Resorts Worldwide,
                 Inc. company guaranty 7 3/8s, 2007                                               3,601,745
                                                                                              -------------
                                                                                                 63,167,897
Media (0.4%)
-----------------------------------------------------------------------------------------------------------
      5,935,000  Affinity Group, Inc. sr. sub. notes 9s,
                 2012                                                                             6,409,800
      4,245,000  Capital Records, Inc. 144A company
                 guaranty 8 3/8s, 2009                                                            4,771,053
                                                                                              -------------
                                                                                                 11,180,853
Publishing (3.8%)
-----------------------------------------------------------------------------------------------------------
      5,020,000  Advertising Direct 144A sr. notes 9
                 1/4s, 2012 (Canada)                                                              5,245,900
     16,705,213  Canwest Media, Inc. 144A sr. sub. notes
                 8s, 2012 (Canada)                                                               17,874,578
     12,045,000  Dex Media West, LLC/Dex Media Finance
                 Co. sr. notes Ser. B, 8 1/2s, 2010                                              13,430,175
      4,720,000  Dex Media, Inc. disc. notes zero %, 2013                                         3,622,600
      9,295,000  Dex Media, Inc. notes 8s, 2013                                                   9,957,269
      4,855,000  Houghton Mifflin Co. sr. sub. notes 9
                 7/8s, 2013                                                                       5,340,500
      9,212,000  Primedia, Inc. company guaranty 8 7/8s,
                 2011                                                                             9,488,360
      4,517,000  Primedia, Inc. company guaranty 7 5/8s,
                 2008                                                                             4,517,000
      5,095,000  Primedia, Inc. 144A sr. notes 8s, 2013                                           5,044,050
      3,485,000  Reader's Digest Association, Inc. (The)
                 sr. notes 6 1/2s, 2011                                                           3,633,113
      1,200,000  RH Donnelley Finance Corp. I company
                 guaranty 8 7/8s, 2010                                                            1,344,000
      5,220,000  RH Donnelley Finance Corp. I 144A sr.
                 notes 8 7/8s, 2010                                                               5,846,400
      4,242,000  RH Donnelley Finance Corp. I 144A sr.
                 sub. notes 10 7/8s, 2012                                                         5,069,190
      8,978,000  Vertis, Inc. company guaranty Ser. B, 10
                 7/8s, 2009                                                                       9,786,020
      6,870,000  Vertis, Inc. 144A sub. notes 13 1/2s,
                 2009                                                                             7,282,200
      4,855,000  WRC Media Corp. sr. sub. notes 12 3/4s,
                 2009                                                                             4,569,769
                                                                                              -------------
                                                                                                112,051,124
Restaurants (0.3%)
-----------------------------------------------------------------------------------------------------------
      7,558,000  Sbarro, Inc. company guaranty 11s, 2009                                          7,558,000

Retail (2.5%)
-----------------------------------------------------------------------------------------------------------
      3,430,000  Asbury Automotive Group, Inc. sr. sub.
                 notes 8s, 2014                                                                   3,395,700
      7,838,000  Autonation, Inc. company guaranty 9s,
                 2008                                                                             8,935,320
      3,850,000  Finlay Fine Jewelry Corp. sr. notes 8
                 3/8s, 2012                                                                       4,148,375
      8,860,000  JC Penney Co., Inc. debs. 7.95s, 2017                                           10,377,275
      1,621,000  JC Penney Co., Inc. debs. 7.65s, 2016                                            1,854,019
      6,590,000  JC Penney Co., Inc. debs. 7 1/8s, 2023                                           7,100,725
        680,000  JC Penney Co., Inc. notes 9s, 2012                                                 836,400
        240,000  JC Penney Co., Inc. notes 8s, 2010                                                 273,600
      3,400,000  Jean Coutu Group, Inc. 144A sr. notes 7
                 5/8s, 2012 (Canada)                                                              3,553,000
      6,800,000  Jean Coutu Group, Inc. 144A sr. sub.
                 notes 8 1/2s, 2014 (Canada)                                                      6,902,000
      5,030,000  Rite Aid Corp. company guaranty 9 1/2s,
                 2011                                                                             5,520,425
        335,000  Rite Aid Corp. debs. 6 7/8s, 2013                                                  304,850
      1,195,000  Rite Aid Corp. notes 7 1/8s, 2007                                                1,206,950
        860,000  Rite Aid Corp. sec. notes 8 1/8s, 2010                                             915,900
      5,189,000  Rite Aid Corp. sr. notes 9 1/4s, 2013                                            5,357,643
        370,000  Rite Aid Corp. 144A notes 6s, 2005                                                 376,475
      1,000,000  Saks, Inc. company guaranty 7 1/2s, 2010                                         1,055,000
      9,155,000  Saks, Inc. company guaranty 7s, 2013                                             9,292,325
      3,759,000  United Auto Group, Inc. company guaranty
                 9 5/8s, 2012                                                                     4,200,683
                                                                                              -------------
                                                                                                 75,606,665
Technology (3.1%)
-----------------------------------------------------------------------------------------------------------
      8,360,000  Advanced Micro Devices, Inc. 144A sr.
                 notes 7 3/4s, 2012                                                               8,527,200
      6,143,000  AMI Semiconductor, Inc. company guaranty
                 10 3/4s, 2013                                                                    7,202,668
      2,945,000  Amkor Technologies, Inc. sr. notes 7
                 3/4s, 2013                                                                       2,598,963
      3,160,000  Amkor Technologies, Inc. sr. sub. notes
                 10 1/2s, 2009                                                                    2,954,600
      6,680,000  Celestica, Inc. sr.sub. notes 7 7/8s,
                 2011 (Canada)                                                                    7,080,800
      6,810,000  Freescale Semiconductor, Inc. sr. notes
                 FRN 7 1/8s, 2014                                                                 7,286,700
      8,626,000  Iron Mountain, Inc. company guaranty 8
                 5/8s, 2013                                                                       9,143,560
      1,545,000  Iron Mountain, Inc. company guaranty 6
                 5/8s, 2016                                                                       1,456,163
        350,000  Lucent Technologies, Inc. debs. 6 1/2s,
                 2028                                                                               298,375
      4,029,000  Lucent Technologies, Inc. debs. 6.45s,
                 2029                                                                             3,454,868
        445,000  Lucent Technologies, Inc. notes 5 1/2s,
                 2008                                                                               458,350
      2,945,000  New ASAT Finance, Ltd. 144A company
                 guaranty 9 1/4s, 2011 (Cayman Islands)                                           2,621,050
      3,030,000  Nortel Networks Corp. notes 6 1/8s, 2006
                 (Canada)                                                                         3,060,300
      4,827,000  ON Semiconductor Corp. company guaranty
                 13s, 2008                                                                        5,526,915
      3,040,000  SCG Holding Corp. 144A notes zero %,
                 2011                                                                             4,347,200
      6,850,000  UGS Corp. 144A sr. sub. notes 10s, 2012                                          7,809,000
      4,340,000  Xerox Capital Trust I company guaranty
                 8s, 2027                                                                         4,415,950
          4,000  Xerox Corp. company guaranty 9 3/4s,
                 2009                                                                                 4,680
      3,715,000  Xerox Corp. notes Ser. MTN, 7.2s, 2016                                           3,882,175
      9,424,000  Xerox Corp. sr. notes 7 5/8s, 2013                                              10,342,840
      1,345,000  Xerox Corp. sr. notes 6 7/8s, 2011                                               1,422,338
                                                                                              -------------
                                                                                                 93,894,695
Textiles (1.0%)
-----------------------------------------------------------------------------------------------------------
        188,000  Levi Strauss & Co. notes 7s, 2006                                                  190,820
     11,383,000  Levi Strauss & Co. sr. notes 12 1/4s,
                 2012                                                                            12,009,065
      4,250,000  Oxford Industries, Inc. sr. notes 8
                 7/8s, 2011                                                                       4,590,000
      1,935,000  Phillips-Van Heusen Corp. sr. notes 7
                 1/4s, 2011                                                                       2,026,913
      6,073,000  Russell Corp. company guaranty 9 1/4s,
                 2010                                                                             6,566,431
      3,401,000  William Carter Holdings Co. (The)
                 company guaranty Ser. B, 10 7/8s, 2011                                           3,894,145
                                                                                              -------------
                                                                                                 29,277,374
Tire & Rubber (0.3%)
-----------------------------------------------------------------------------------------------------------
      7,845,000  Goodyear Tire & Rubber Co. (The) notes
                 7.857s, 2011                                                                     7,786,163
      1,840,000  Goodyear Tire & Rubber Co. (The) notes 6
                 3/8s, 2008                                                                       1,840,000
                                                                                              -------------
                                                                                                  9,626,163
Tobacco (0.1%)
-----------------------------------------------------------------------------------------------------------
      3,230,000  North Atlantic Trading Co. sr. notes 9
                 1/4s, 2012                                                                       2,519,400

Transportation (0.9%)
-----------------------------------------------------------------------------------------------------------
      5,475,000  American Airlines, Inc. pass-through
                 certificates Ser. 01-1, 6.817s, 2011                                             5,050,688
      7,906,000  Calair, LLC/Calair Capital Corp. company
                 guaranty 8 1/8s, 2008                                                            6,245,740
      8,753,000  Kansas City Southern Railway Co. company
                 guaranty 9 1/2s, 2008                                                            9,934,655
      1,685,000  Kansas City Southern Railway Co. company
                 guaranty 7 1/2s, 2009                                                            1,754,506
      1,950,000  Northwest Airlines, Inc. company
                 guaranty 8 7/8s, 2006                                                            1,794,000
         40,000  Northwest Airlines, Inc. company
                 guaranty 8.7s, 2007                                                                 32,400
      1,747,000  Travel Centers of America, Inc. company
                 guaranty 12 3/4s, 2009                                                           1,978,478
                                                                                              -------------
                                                                                                 26,790,467
Utilities & Power (8.5%)
-----------------------------------------------------------------------------------------------------------
        795,000  AES Corp. (The) sr. notes 8 7/8s, 2011                                             910,275
        171,000  AES Corp. (The) sr. notes 8 3/4s, 2008                                             188,100
      7,235,000  AES Corp. (The) 144A sec. notes 9s, 2015                                         8,320,250
      7,390,000  AES Corp. (The) 144A sec. notes 8 3/4s,
                 2013                                                                             8,387,650
      5,190,000  Allegheny Energy Supply 144A bonds 8
                 1/4s, 2012                                                                       5,877,675
      3,040,000  Allegheny Energy Supply 144A sec. notes
                 10 1/4s, 2007                                                                    3,473,200
      2,490,000  CenterPoint Energy Resources Corp. debs.
                 6 1/2s, 2008                                                                     2,669,671
      2,100,000  CenterPoint Energy Resources Corp. sr.
                 notes Ser. B, 7 7/8s, 2013                                                       2,468,260
         10,000  Cleveland Electric Illuminating Co.
                 (The) 144A sr. notes Ser. D, 7.88s, 2017                                            12,120
      5,734,000  CMS Energy Corp. pass-through
                 certificates 7s, 2005                                                            5,745,623
        175,000  CMS Energy Corp. sr. notes 9 7/8s, 2007                                            195,563
      2,199,000  CMS Energy Corp. sr. notes 8.9s, 2008                                            2,435,393
      1,254,000  CMS Energy Corp. sr. notes 8 1/2s, 2011                                          1,426,425
      1,730,000  CMS Energy Corp. sr. notes 7 3/4s, 2010                                          1,890,025
      3,890,000  DPL, Inc. bonds 8 1/8s, 2031                                                     4,385,975
      8,230,000  DPL, Inc. sr. notes 6 7/8s, 2011                                                 8,950,125
      1,996,000  Dynegy Holdings, Inc. sr. notes 6 7/8s,
                 2011                                                                             1,926,140
     12,605,000  Dynegy Holdings, Inc. 144A sec. notes 10
                 1/8s, 2013                                                                      14,716,338
      3,500,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. A, 7.27s, 2010                                                     3,552,500
      5,330,000  Dynegy-Roseton Danskamme company
                 guaranty Ser. B, 7.67s, 2016                                                     5,143,450
      2,399,000  Edison Mission Energy sr. notes 10s,
                 2008                                                                             2,782,840
        145,000  Edison Mission Energy sr. notes 9 7/8s,
                 2011                                                                               171,463
      1,800,000  El Paso CGP Co. notes 7 3/4s, 2010                                               1,854,000
      3,630,000  El Paso Corp. sr. notes 7 3/8s, 2012                                             3,620,925
      8,470,000  El Paso Corp. sr. notes Ser. MTN, 7
                 3/4s, 2032                                                                       7,792,400
      1,745,000  El Paso Natural Gas Co. debs. 8 5/8s,
                 2022                                                                             1,989,300
      8,425,000  El Paso Production Holding Co. company
                 guaranty 7 3/4s, 2013                                                            8,783,063
      5,460,000  Ferrellgas Partners LP/Ferrellgas
                 Partners Finance sr. notes 6 3/4s, 2014                                          5,623,800
      1,973,000  Kansas Gas & Electric debs. 8.29s, 2016                                          2,036,513
     10,955,000  Midwest Generation, LLC sec. sr. notes 8
                 3/4s, 2034                                                                      12,420,231
      7,703,000  Mission Energy Holding Co. sec. notes 13
                 1/2s, 2008                                                                       9,657,636
      3,190,000  Monongahela Power Co. 144A 1st. mtge.
                 6.7s, 2014                                                                       3,504,521
      4,850,000  Nevada Power Co. 2nd mtge. 9s, 2013                                              5,626,000
      2,335,000  Nevada Power Co. 144A general ref. mtge.
                 5 7/8s, 2015                                                                     2,346,675
      7,465,000  Northwest Pipeline Corp. company
                 guaranty 8 1/8s, 2010                                                            8,332,806
        515,000  Northwestern Corp. debs. 6.95s, 2028 (In
                 default) (NON)                                                                     453,200
        915,000  Northwestern Corp. notes 8 3/4s, 2012
                 (In default) (NON)                                                                       1
      3,090,000  Norwest Corp./OLD 144A sec. notes 5
                 7/8s, 2014                                                                       3,152,134
     18,125,000  NRG Energy, Inc. 144A sr. sec. notes 8s,
                 2013                                                                            20,028,125
      6,000,000  Orion Power Holdings, Inc. sr. notes
                 12s, 2010                                                                        7,560,000
      1,430,000  PG&E Gas Transmission Northwest sr.
                 notes 7.1s, 2005                                                                 1,459,589
      5,540,000  PSEG Energy Holdings, Inc. notes 7 3/4s,
                 2007                                                                             5,927,800
      4,505,000  SEMCO Energy, Inc. sr. notes 7 3/4s,
                 2013                                                                             4,932,975
      1,290,000  Sierra Pacific Power Co. general ref.
                 mtge. 6 1/4s, 2012                                                               1,348,050
      7,960,000  Sierra Pacific Resources sr. notes 8
                 5/8s, 2014                                                                       9,074,400
        340,000  Southern California Edison Co. notes 6
                 3/8s, 2006                                                                         351,669
      2,840,000  Teco Energy, Inc. notes 10 1/2s, 2007                                            3,287,300
      1,645,000  Teco Energy, Inc. notes 7.2s, 2011                                               1,817,725
      2,730,000  Teco Energy, Inc. notes 7s, 2012                                                 2,975,700
        695,000  Tennessee Gas Pipeline Co. debs. 7s,
                 2028                                                                               681,100
      3,835,000  Tennessee Gas Pipeline Co. unsecd. notes
                 7 1/2s, 2017                                                                     4,184,944
        900,000  Transcontinental Gas Pipeline Corp.
                 debs. 7 1/4s, 2026                                                                 976,500
      9,510,000  Utilicorp Canada Finance Corp. company
                 guaranty 7 3/4s, 2011 (Canada)                                                   9,985,500
      3,385,000  Utilicorp United, Inc. sr. notes 9.95s,
                 2011                                                                             3,841,975
      3,539,000  Western Resources, Inc. sr. notes 9
                 3/4s, 2007                                                                       3,967,961
      1,330,000  Williams Cos., Inc. (The) notes 8 3/4s,
                 2032                                                                             1,536,150
      5,210,000  Williams Cos., Inc. (The) notes 7 5/8s,
                 2019                                                                             5,809,150
      3,454,253  York Power Funding 144A notes 12s, 2007
                 (Cayman Islands) (In default) (NON)(F)                                                 345
                                                                                              -------------
                                                                                                252,569,224
                                                                                              -------------
                 Total Corporate bonds and notes  (cost $2,461,572,191)                       $2,569,115,514

Senior loans (2.5%) (a)(c)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------

Automotive (--%)
-----------------------------------------------------------------------------------------------------------
        308,017  Tenneco Automotive, Inc. bank term loan
                 FRN 4.88s, 2010                                                                   $313,279
        139,655  Tenneco Automotive, Inc. bank term loan
                 FRN 4.84s, 2010                                                                    142,041
                                                                                              -------------
                                                                                                    455,320
Basic Materials (0.2%)
-----------------------------------------------------------------------------------------------------------
        745,500  Buckeye Technologies, Inc. bank term
                 loan FRN 4.5095s, 2010                                                             755,440
        718,858  Graphics Packaging bank term loan FRN
                 4.5042s, 2010                                                                      731,618
        870,625  Hercules, Inc. bank term loan FRN Ser.
                 B, 3.9523s, 2010                                                                   875,413
      3,380,000  Huntsman bank term loan FRN Ser. B,
                 5.67s, 2010                                                                      3,434,925
        572,245  Nalco Co. bank term loan FRN Ser. B,
                 3.9951s, 2010                                                                      577,431
        595,500  St. Mary's Cement Corp. bank term loan
                 FRN Ser. B, 3.975s, 2009                                                           601,083
                                                                                              -------------
                                                                                                  6,975,910
Beverage (--%)
-----------------------------------------------------------------------------------------------------------
        398,440  Constellation Brands, Inc. bank term
                 loan FRN 3 1/2s, 2008                                                              399,436

Cable Television (--%)
-----------------------------------------------------------------------------------------------------------
        877,800  Charter Communications Holdings,
                 LLC/Capital Corp. bank term loan FRN
                 Ser. B, 5.3798s, 2011                                                              875,214

Capital Goods (0.3%)
-----------------------------------------------------------------------------------------------------------
        828,600  AGCO Corp. bank term loan FRN 3.6586s,
                 2008                                                                               842,065
        530,852  Allied Waste Industries, Inc. bank term
                 loan FRN 4.7492s, 2010                                                             537,677
         90,160  Allied Waste Industries, Inc. bank term
                 loan FRN Ser. C, 1.84s, 2010                                                        91,203
      3,300,000  Decrane Aircraft Holdings Co. bank term
                 loan FRN 12s, 2008                                                               3,300,000
        712,291  EaglePicher bank term loan FRN Ser. B,
                 4.8625s, 2009                                                                      714,072
        373,500  Goodman Manufacturing bank term loan FRN
                 Ser. B, 4.0313s, 2009                                                              374,434
        434,975  Invensys, PLC bank term loan FRN Ser.
                 B-1, 5.477s, 2009 (United Kingdom)                                                 440,412
        519,725  Mueller Group bank term loan FRN 4.71s,
                 2011                                                                               522,323
        446,429  Owens-Illinois, Inc. bank term loan FRN
                 Ser. B, 4.88s, 2008                                                                455,078
        481,250  Roper bank term loan FRN 4.0419s, 2008                                             481,250
        545,875  Solo Cup Co. bank term loan FRN 4.5307s,
                 2011                                                                               555,940
      1,473,863  SPX Corp. bank term loan FRN Ser. B,
                 3.9375s, 2009                                                                    1,479,389
                                                                                              -------------
                                                                                                  9,793,843
Communication Services (0.1%)
-----------------------------------------------------------------------------------------------------------
        249,167  Consolidated Communications bank term
                 loan FRN Ser. B, 4.6446s, 2012                                                     252,904
      2,315,833  Nextel bank term loan FRN Ser. E,
                 4.1875s, 2010                                                                    2,318,460
        307,666  PanAmSat Corp. bank term loan FRN Ser.
                 B, 4.88s, 2011                                                                     309,519
        690,625  Qwest Communications International, Inc.
                 bank term loan FRN Ser. A, 6 1/2s, 2007                                            719,401
        249,375  SBA Senior Finance, Inc. bank term loan
                 FRN 5.5589s, 2008                                                                  251,557
                                                                                              -------------
                                                                                                  3,851,841
Consumer Cyclicals (0.4%)
-----------------------------------------------------------------------------------------------------------
         96,193  Corrections Corporation of America bank
                 term loan FRN 4.3749s, 2008                                                         97,636
        839,815  Dex Media West, LLC bank term loan FRN
                 Ser. B, 3.7333s, 2010                                                              846,464
      2,735,000  Federal Mogul Corp. bank term loan FRN
                 Ser. A, 4.21s, 2005                                                              2,585,943
      6,365,000  Federal Mogul Corp. bank term loan FRN
                 Ser. B, 4.46s, 2005                                                              6,019,699
        606,865  Hayes Lemmerz International, Inc. bank
                 term loan FRN 5.9895s, 2009                                                        612,175
        250,000  Landsource bank term loan FRN Ser. B,
                 4.6875s, 2010                                                                      253,750
      1,502,211  Scientific Gaming bank term loan FRN
                 Ser. C, 4 1/2s, 2008                                                             1,520,988
        517,400  TRW Automotive bank term loan FRN Ser.
                 D-1, 4 1/8s, 2011                                                                  520,763
                                                                                              -------------
                                                                                                 12,457,418
Consumer Staples (0.7%)
-----------------------------------------------------------------------------------------------------------
        576,501  AMF Bowling Worldwide bank term loan FRN
                 Ser. B, 5.2986s, 2009                                                              581,545
      5,320,000  Century Cable Holdings bank term loan
                 FRN 7s, 2009                                                                     5,280,100
        545,592  Del Monte Foods Co. bank term loan FRN
                 Ser. B, 4.38s, 2010                                                                554,628
        440,000  Dole Holding Co. bank term loan FRN 7s,
                 2010                                                                               449,350
        440,000  Frontier Vision bank term loan FRN Ser.
                 B, 6.275s, 2006                                                                    440,138
      4,962,500  Insight Midwest LP/Insight Capital, Inc.
                 bank term loan FRN 4 3/4s, 2009                                                  5,041,071
        250,000  Lions Gate Entertainment bank term loan
                 FRN 5.23s, 2008 (Canada)                                                           252,500
      1,000,000  Mediacom bank term loan FRN Ser. B,
                 4.3782s, 2012                                                                    1,007,321
        660,000  MGM bank term loan FRN Ser. B, 4.48s,
                 2011                                                                               661,650
      5,053,836  Olympus Cable bank term loan FRN Ser. B,
                 6 3/4s, 2010                                                                     4,995,404
        992,500  Warner Music Group bank term loan FRN
                 Ser. B, 4.6796s, 2011                                                            1,007,388
                                                                                              -------------
                                                                                                 20,271,095
Energy (0.1%)
-----------------------------------------------------------------------------------------------------------
        160,000  Dresser, Inc. bank term loan FRN 5.84s,
                 2010                                                                               162,400
        204,824  Magellan Midstream Holdings bank term
                 loan FRN 4.65s, 2008                                                               207,896
      2,222,809  Trico Marine Services, Inc. bank term
                 loan FRN 10.3889s, 2009                                                          2,133,897
                                                                                              -------------
                                                                                                  2,504,193
Entertainment (--%)
-----------------------------------------------------------------------------------------------------------
        203,215  Six Flags, Inc. bank term loan FRN Ser.
                 B, 4.57s, 2009                                                                     204,993

Food (--%)
-----------------------------------------------------------------------------------------------------------
      1,044,750  Pinnacle Foods Holding Corp. bank term
                 loan FRN 4.2598s, 2010                                                           1,042,574

Health Care (0.2%)
-----------------------------------------------------------------------------------------------------------
        440,000  Community Health Systems, Inc. bank term
                 loan FRN Ser. B, 3.54s, 2011                                                       443,438
      1,077,170  DaVita, Inc. bank term loan FRN Ser. B,
                 4.055s, 2009                                                                     1,090,129
        438,900  Fisher Scientific International, Inc.
                 bank term loan FRN Ser. B, 3.6806s, 2011                                           442,466
        495,000  Hanger Orthopedic Group, Inc. bank term
                 loan FRN 5.475s, 2009                                                              498,094
        550,938  Kinetic Concepts, Inc. bank term loan
                 FRN Ser. B, 3.98s, 2011                                                            558,054
        524,609  Medex, Inc. bank term loan FRN Ser. B,
                 5.13s, 2009                                                                        530,292
      1,480,536  Triad Hospitals, Inc. bank term loan FRN
                 Ser. B, 4.21s, 2008                                                              1,499,547
        201,373  VWR International, Inc. bank term loan
                 FRN Ser. B, 4.58s, 2011                                                            204,897
                                                                                              -------------
                                                                                                  5,266,917
Household Furniture and Appliances (--%)
-----------------------------------------------------------------------------------------------------------
        369,286  Sealy Mattress Co. bank term loan FRN
                 Ser. C, 4.2755s, 2012                                                              374,825

Publishing (--%)
-----------------------------------------------------------------------------------------------------------
        605,000  WRC Media Corp. bank term loan FRN
                 6.7613s, 2009                                                                      600,463

Technology (--%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Iron Mountain, Inc. bank term loan FRN
                 3.77s, 2011                                                                      1,006,250

Tire & Rubber (--%)
-----------------------------------------------------------------------------------------------------------
        440,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 6.43s, 2006                                                          445,225
        375,000  Goodyear Tire & Rubber Co. (The) bank
                 term loan FRN 4.6s, 2007                                                           378,633
                                                                                              -------------
                                                                                                    823,858
Transportation (--%)
-----------------------------------------------------------------------------------------------------------
        457,917  Pacer International, Inc. bank term loan
                 FRN 4.2691s, 2010                                                                  463,641

Utilities & Power (0.2%)
-----------------------------------------------------------------------------------------------------------
        438,900  Dynegy Holdings, Inc. bank term loan FRN
                 Ser. B, 6.02s, 2010                                                                447,678
      3,560,000  EL Paso bank term loan FRN Class B,
                 4.77s, 2009                                                                      3,583,364
      2,140,000  El Paso Corp. Ser. C, 4.77s, 2009                                                2,148,789
        150,000  Mission Energy Holding Co. bank term
                 loan FRN 7s, 2006                                                                  150,234
        440,000  Unisource Energy bank term loan FRN Ser.
                 B, 5.652s, 2011                                                                    435,050
        419,703  Williams Products bank term loan FRN
                 Ser. C, 4.59s, 2007                                                                425,299
                                                                                              -------------
                                                                                                  7,190,414
                                                                                              -------------
                 Total Senior loans  (cost $72,972,349)                                         $74,558,205

Common stocks (1.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         17,730  AboveNet, Inc. (NON) (S)                                                          $460,980
         18,922  Alderwoods Group, Inc. (NON)                                                       200,195
      8,780,000  AMRESCO Creditor Trust (acquired various
                 dates from 5/5/99 to 3/18/02, cost
                 $1,257,573) (RES)(NON)(R)(F)                                                         8,780
         16,714  Archibald Candy Corp. (NON)(AFF)(F)                                                     17
         10,363  Birch Telecom, Inc. (NON)                                                              104
      1,690,908  Capstar Broadcasting 144A (F)                                                    2,248,908
          4,288  Comdisco Holding Co., Inc. (S)                                                     107,200
     31,440,192  Contifinancial Corp. Liquidating Trust
                 Units                                                                              314,402
        148,962  Covad Communications Group, Inc. (NON)
                 (S)                                                                                232,381
          4,550  Crown Castle International Corp. (NON)                                              76,804
         29,311  Decrane Aircraft Holdings, Inc.
                 (NON)(AFF)(F)                                                                           29
        645,566  DigitalGlobe, Inc. 144A (NON)(AFF)                                                 645,566
          6,026  Genesis HealthCare Corp. (NON)                                                     194,339
        286,810  Globix Corp. (NON)                                                                 874,771
      5,700,000  iPCS Escrow, Inc. (NON)                                                              5,700
        132,664  iPCS, Inc. (NON)                                                                 3,396,198
          1,894  Knology, Inc. (NON)                                                                  6,515
            654  Leucadia National Corp.                                                             41,006
         59,030  Lodgian, Inc. (NON)                                                                626,308
        985,000  Loewen Group International, Inc.
                 (NON)(F)                                                                                99
         46,598  Northwestern Corp. (NON)                                                         1,195,194
          6,964  Polymer Group, Inc. Class A (NON)                                                  132,316
         11,906  PSF Group Holdings, Inc. 144A Class A
                 (NON)(AFF)(F)                                                                   17,859,120
        484,229  Regal Entertainment Group(F)                                                    10,052,594
          4,358  Sterling Chemicals, Inc. (NON)                                                     139,456
          9,048  Sun Healthcare Group, Inc. (NON) (S)                                                67,860
          1,733  USA Mobility, Inc. (NON) (S)                                                        63,012
     12,695,838  VFB LLC (acquired 5/15/02, cost
                 $9,558,415) (RES)(NON)(AFF)                                                      2,412,209
        327,451  VS Holdings, Inc. (NON)                                                            245,588
         39,019  Washington Group International, Inc.
                 (NON) (S)                                                                        1,521,741
         33,000  Wayland Investment Fund II (acquired
                 2/2/01, cost $3,300,000) (RES)(NON)(F)                                           5,247,000
                                                                                              -------------
                 Total Common stocks  (cost $132,494,754)                                       $48,376,392

Foreign government bonds and notes (1.1%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $2,115,000  Colombia (Republic of) bonds 10 3/8s,
                 2033                                                                            $2,395,238
      1,625,000  Colombia (Republic of) bonds Ser. NOV, 9
                 3/4s, 2009                                                                       1,834,625
      2,685,000  Colombia (Republic of) notes 10 3/4s,
                 2013                                                                             3,146,820
      6,040,000  Ecuador (Republic of) bonds
                 stepped-coupon Ser. REGS, 8s, 2030                                               5,182,320
      2,365,000  Peru (Republic of) bonds 8 3/4s, 2033                                            2,389,833
        535,000  Philippines (Republic of) bonds 8 3/8s,
                 2011                                                                               535,000
      6,705,000  Philippines (Republic of) sr. notes 8
                 7/8s, 2015                                                                       6,614,483
      7,135,000  Russia (Federation of) unsub.
                 stepped-coupon 5s (7 1/2s, 3/31/07),
                 2030 (STP)                                                                       7,081,488
        826,024  Ukraine (Government of) sr. notes Ser.
                 REGS, 11s, 2007                                                                    864,227
      3,300,000  United Mexican States bonds Ser. MTN,
                 8.3s, 2031                                                                       3,735,600
                                                                                              -------------
                 Total Foreign government bonds and notes  (cost $31,024,900)                   $33,779,634

Preferred stocks (0.9%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         21,000  Decrane Aircraft Holdings, Inc. $16.00
                 pfd. (PIK)                                                                        $147,000
        101,546  Doane Pet Care Co. $7.125 pfd.                                                   4,569,570
            140  Dobson Communications Corp. 13.00% pfd.
                 (PIK)                                                                               53,200
          6,670  First Republic Capital Corp. 144A 10.50%
                 pfd.                                                                             6,903,450
         88,879  iStar Financial, Inc. Ser. F, $1.95 cum.
                 pfd. (R)                                                                         2,257,527
            913  Paxson Communications Corp. 14.25% cum.
                 pfd. (PIK) (S)                                                                   6,847,500
         36,436  Primedia, Inc. Ser. F, $9.20 cum. pfd.                                           3,188,150
          4,674  Rural Cellular Corp. Ser. B, 11.375%
                 cum. pfd. (PIK)                                                                  3,739,200
                                                                                              -------------
                 Total Preferred stocks  (cost $28,899,177)                                     $27,705,597

Asset-backed securities (0.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,315,000  CDO Repackaging Trust Series 144A Ser.
                 03-3, Class A, 9.49s, 2008                                                      $4,627,838
      1,845,000  Denali Capital CLO III Ltd. FRN Ser.
                 B-2L, 10.08s, 2015 (Cayman Islands)                                              1,893,843
      2,020,000  Dryden Leveraged Loan CDO 144A FRN Ser.
                 03-4A, Class D, 10.56s, 2015                                                     2,060,400
      4,295,000  Goldentree Loan Opportunities II, Ltd.
                 144A FRN Ser. 2A, Class 5A, 10.591s,
                 2015 (Cayman Islands)                                                            4,418,481
      1,685,000  Octagon Investment Parties VI, Ltd. FRN
                 Ser. 03-6A, Class B2L, 9.46s, 2016                                               1,747,134
      6,320,000  Providian Gateway Master Trust Ser. 02,
                 Class B, zero %, 2006                                                            5,696,321
      3,010,000  Verdi Synthetic CLO 144A Ser. 1A, Class
                 E2, 11.15s, 2010                                                                 3,023,169
                                                                                              -------------
                 Total Asset-backed securities  (cost $22,279,240)                              $23,467,186

Convertible preferred stocks (0.6%) (a)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         83,650  Crown Castle International Corp. $3.125
                 cum. cv. pfd.                                                                   $4,098,850
         49,600  Omnicare, Inc. $2.00 cv. pfd.                                                    2,585,400
            878  Paxson Communications Corp. 144A 9.75%
                 cv. pfd. (PIK)                                                                   4,829,000
         63,090  Williams Cos., Inc. (The) 144A $2.75 cv.
                 pfd.                                                                             5,370,536
                                                                                              -------------
                 Total Convertible preferred stocks  (cost $16,491,022)                         $16,883,786

Collateralized mortgage obligations (0.4%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 DLJ Commercial Mortgage Corp.
     $1,190,771  Ser. 98-CF2, Class B4, 6.04s, 2031                                              $1,189,153
      3,816,434  Ser. 98-CF2, Class B5, 5.95s, 2031                                               2,465,378
                 GE Capital Commercial Mortgage Corp.
                 144A
      2,470,000  Ser. 00-1, Class G, 6.131s, 2033                                                 2,167,900
      1,341,000  Ser. 00-1, Class H, 6.131s, 2033                                                   972,802
      2,202,750  GMAC Commercial Mortgage Securities,
                 Inc. 144A Ser. 99-C3, Class G, 6.974s,
                 2036                                                                             1,745,591
      1,054,300  LB Commercial Conduit Mortgage Trust
                 144A Ser. 99-C1, Class G, 6.41s, 2031                                              823,699
                 Mach One Commercial Mortgage Trust 144A
      1,765,000  Ser. 04-1A, Class J, 5.45s, 2040                                                 1,455,419
        880,000  Ser. 04-1A, Class K, 5.45s, 2040                                                   706,904
        400,000  Ser. 04-1A, Class L, 5.45s, 2040                                                   287,160
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $11,159,343)                  $11,814,006

U.S. Government Agency Obligations (0.3%) (a) cost ($7,500,000)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $7,500,000  Fannie Mae 1.8s, May 27, 2005                                                   $7,475,625

Warrants  (0.2%) (a) (NON)
-----------------------------------------------------------------------------------------------------------
Number of warrants                                                         Expiration date            Value
-----------------------------------------------------------------------------------------------------------
          6,435  AboveNet, Inc.                                                   9/8/2008          $51,480
          7,570  AboveNet, Inc.                                                   9/8/2010           30,280
          8,414  Dayton Superior Corp. 144A                                      6/15/2009                1
              1  Decrane Aircraft Holdings Co. Class B                           6/30/2010                1
              1  Decrane Aircraft Holdings Co. Class B                           6/30/2010                1
         11,005  Huntsman Co., LLC 144A                                          5/15/2011        3,851,750
          4,453  MDP Acquisitions PLC 144A                                       10/1/2013          178,120
          3,334  Mikohn Gaming Corp. 144A                                        8/15/2008            5,001
            186  ONO Finance PLC 144A (United Kingdom)                           2/15/2011                2
          3,668  Pliant Corp. 144A                                                6/1/2010               37
          5,247  Travel Centers of America, Inc. 144A                             5/1/2009           26,235
         15,004  Ubiquitel, Inc. 144A                                            4/15/2010                1
         24,085  Washington Group International, Inc.
                 Ser. A                                                          1/25/2006          279,386
         27,526  Washington Group International, Inc.
                 Ser. B                                                          1/25/2006          253,239
         14,879  Washington Group International, Inc.
                 Ser. C                                                          1/25/2006          121,260
          9,684  XM Satellite Radio Holdings, Inc. 144A                          3/15/2010          774,720
        300,000  ZSC Specialty Chemicals PLC 144A (United
                 Kingdom)                                                        6/30/2011          225,000
        300,000  ZSC Specialty Chemicals PLC (Preferred)
                 144A (United Kingdom)                                           6/30/2011          225,000
                                                                                              -------------
                 Total Warrants  (cost $7,803,948)                                               $6,021,514

Convertible bonds and notes (0.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $19,813,000  Cybernet Internet Services
                 International, Inc. 144A cv. sr. disc.
                 notes 13s, 2009 (Denmark) (In default)
                 (NON)                                                                                 $198
      2,935,000  Fairchild Semiconductor International,
                 Inc. cv. company guaranty 5s, 2008                                               2,953,344
      2,270,000  WCI Communities, Inc. cv. sr. sub. notes
                 4s, 2023                                                                         2,627,525
                                                                                              -------------
                 Total Convertible bonds and notes  (cost $21,898,531)                           $5,581,067

Brady bonds (0.2%) (a) (cost $4,475,970) (c)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
     $4,809,200  Peru (Republic of) FRB Ser. PDI, 5s,
                 2017                                                                            $4,496,602

Units (0.1%) (a)
-----------------------------------------------------------------------------------------------------------
Number of units                                                                                       Value
-----------------------------------------------------------------------------------------------------------
      7,647,000  Morrison Knudsen Corp. Units                                                      $602,201
          3,124  XCL Equity Units (AFF)(F)                                                        1,386,703
                                                                                              -------------
                 Total Units  (cost $17,400,913)                                                 $1,988,904

Short-term investments (3.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $25,000,000  Canadian Imperial Bank of Commerce for
                 an effective yield of 1.11%, December
                 20, 2004 (Canada)                                                               24,998,025
      2,416,463  Short-term investments held as
                 collateral for loaned securities with
                 yields ranging from 1.94% to 2.21% and
                 due dates ranging from December 1, 2004
                 to January 7, 2005 (d)                                                           2,415,559
     89,591,818  Putnam Prime Money Market Fund (e)                                             $89,591,818
                                                                                              -------------
                 Total Short-term investments  (cost $117,005,402)                             $117,005,402
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,952,977,740)(b)                                  $2,948,269,434
-----------------------------------------------------------------------------------------------------------


Forward currency contracts to buy at November 30, 2004 (Unaudited)

                                Aggregate      Delivery           Unrealized
                     Value     face value          date         appreciation
----------------------------------------------------------------------------
Euro            $1,008,898     $1,005,898       3/16/05               $3,000
----------------------------------------------------------------------------


Forward currency contracts to sell at November 30, 2004 (Unaudited)

                                                                  Unrealized
                                Aggregate      Delivery         appreciation/
                     Value     face value          date        (depreciation)
----------------------------------------------------------------------------
Euro           $21,357,735    $21,294,237       3/16/05             $(63,498)
----------------------------------------------------------------------------


Total return swap contracts outstanding at November 30, 2004 (Unaudited)

                                 Notional       Termination       Unrealized
                                   amount              date     appreciation
----------------------------------------------------------------------------
Agreement with Lehman Brothers
Special Financing, Inc. dated
October 9, 2003 to receive
(pay) semi-annually the
notional amount multiplied by
the total rate of return of the
Lehman Brothers U.S. High Yield
Index and pay semi-annually the
notional amount multiplied by
the six month USD-LIBOR
adjusted by a specified
spread.                        $8,505,022            5/1/06         $110,619

Agreement with Lehman Brothers
Special Financing, Inc. dated
June 16, 2003 to receive (pay)
quarterly the notional amount
multiplied by the return of the
Lehman U.S. High Yield Index
and pay quarterly the notional
amount multiplied by the three
month USD-LIBOR adjusted by a
specified
spread.                        17,134,082            6/1/05          730,080

Agreement with Merrill Lynch
Capital Services, Inc. dated
June 13, 2003 to pay quarterly
the notional amount multiplied
by the three month USD-LIBOR
adjusted by a specified spread
and receive/(pay) quarterly the
notional amount multiplied by
the return of the Merrill Lynch
US High Yield Cash Pay
Index.                         11,503,406            1/1/05          320,592
----------------------------------------------------------------------------
                                                                  $1,161,291
----------------------------------------------------------------------------


Credit default contracts outstanding at November 30, 2004 (Unaudited)

                                                      Unrealized
                                     Notional       Appreciation/
                                       amount       depreciation       Value
----------------------------------------------------------------------------
Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.35% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.      $1,055,704            $15,726  $1,069,362

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.55625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                         1,055,704              5,389   1,058,844

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.4625%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                           527,852              9,350     536,119

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.433%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                           395,889              7,407     402,761

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.475%
and the fund pays in the event
of a credit default in one of
the underlying securities in
the basket of BB CMBS
securities.                           263,926              2,821     266,203

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.5% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.         131,963              5,393     137,081

Agreement with Goldman Sachs
effective September 2, 2004,
terminating on the date on
which the notional amount is
reduced to zero or the date on
which the assets securing the
reference obligation are
liquidated, the fund receives a
payment of the outstanding
notional amount times 2.6% and
the fund pays in the event of a
credit default in one of the
underlying securities in the
basket of BB CMBS securities.         131,963             (3,473)    128,204
----------------------------------------------------------------------------
                                                                     $42,613
----------------------------------------------------------------------------

NOTES

  (a) Percentages indicated are based on net assets of $2,982,757,787.

  (b) The aggregate identified cost on a tax basis is $2,270,418,772, resulting in gross unrealized appreciation and depreciation of $687,039,240 and $9,188,578, respectively, or net unrealized appreciation of $677,850,662.

  (c) Senior loans are exempt from registration under the Security Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. Theses loans pay interest at rates which adjust periodically. The interest rate shown for senior loans are the current interest rates at November 30, 2004. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

  (S) Securities on loan, in part or in entirety, at November 30, 2004.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at November 30, 2004 was $7,667,989 or 0.3% of net assets.

(AFF) Transactions during the period with companies in which the fund owned at least 5% of the voting securities were as follows:

                                   Purchase  Sales  Dividend
        Affiliates                     cost   cost   income        Value
        ----------------------------------------------------------------
        Archibald Candy Corp.            --     --      --           $17
        Decrane Aircraft Holdings Co.*   --     --      --            29
        DigitalGlobe, Inc. 144A*         --     --      --       645,566
        PSF Group Holdings Inc.,
          144A Class A                   --     --      --    17,859,120
        VFB LLC (United Kingdom)*        --     --      --     2,412,209
        XCL Equity Units                 --     --      --     1,386,703
                                         --     --      --            --
        ----------------------------------------------------------------
        Totals                         $     $      $        $22,303,644

        Market values are shown for those securities affiliated at period end.

  (R) Real Estate Investment Trust.

  (d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund's agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At November 30, 2004, the value of securities loaned amounted to $2,321,163. The fund received cash collateral of $2,415,559 which is pooled with collateral of other Putnam funds into 20 issuers of high grade short-term investments.

  (e) Pursuant to an Exemptive Order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $400,224 for the period ended November 30, 2004.

  (F) Security is valued at fair value following procedures approved by the Trustees.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.

      Accordingly, on certain days, the fund will fair value foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

      Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

      Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Other investments, including restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

      The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

      Risk of loss may exceed amounts recognized on the statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund's portfolio.

      Credit default contracts The fund may enter into credit default contracts where one party, the protection buyer, makes an upfront or periodic payment to a counter party, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event.
      An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund's books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund's books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

      In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index, the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased comparable publicly traded securities or that the counterparty may default on its obligation to perform. Risks of loss may exceed amounts recognized on the statement of asses and liabilities. Credit default contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com



Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: January 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: January 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: January 28, 2005